UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2008	(3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

TimesSquare Mid Cap Growth Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 98.0%
Consumer Discretionary - 11.8%
Apollo Group, Inc., Class A*	231,200	[2]	$13,710,160
Ascent Media Corp., Class A*	40,925	[2]	998,979
Discovery Communications, Inc., Class A*	414,150	[2]	5,901,638
Discovery Communications, Inc., Class C*	414,150	[2]	5,864,364
Focus Media Holding, Ltd.*	293,200	[2]	8,359,132
Lamar Advertising Co.*	290,400	[2]	8,970,456
National CineMedia, Inc.	504,500		5,574,725
Pool Corp.	375,300	[2]	8,755,749
Strayer Education, Inc.	42,000		8,410,920
Tiffany & Co.	270,900		9,622,368
Virgin Media, Inc.	984,900		7,780,710
Total Consumer Discretionary			83,949,201
Consumer Staples - 3.6%
Energizer Holdings, Inc.*	120,500	[2]	9,706,275
Herbalife, Ltd.	279,200		11,033,984
Smithfield Foods, Inc.*	288,300	[2]	4,578,204
Total Consumer Staples			25,318,463
Energy - 8.3%
BJ Services Co.	285,200	[2]	5,455,876
Cameron International Corp.*	231,200		8,910,448
Denbury Resources, Inc.*	585,452		11,147,006
Forest Oil Corp.*	273,200	[2]	13,550,720
Range Resources Corp.	252,200	[2]	10,811,814
Ultra Petroleum Corp.*	171,200	[2]	9,474,208
Total Energy			59,350,072
Financials - 8.7%
Aon Corp.	250,800		11,275,968
CapitalSource, Inc.	852,100		10,480,830
Invesco, Ltd.	484,700	[2]	10,169,006
Jones Lang LaSalle, Inc.	107,400	[2]	4,669,752
RenaissanceRe Holdings, Ltd.	289,000		15,028,000
SEI Investments Co.	449,700		9,983,340
Total Financials			61,606,896
Health Care - 18.5%
Cephalon, Inc.*	140,600	[2]	10,895,094
DaVita, Inc.*	633,000		36,087,330
Edwards Lifesciences Corp.*	159,400		9,206,944
Express Scripts, Inc.*	105,700		7,802,774
Humana, Inc.*	211,400		8,709,680
Laboratory Corp. of America Holdings*	55,900		3,885,050
Mindray Medical International Ltd.(ADR)	222,100	[2]	7,491,433
ResMed, Inc.*	339,500	[2]	14,598,500
Shire Pharmaceuticals PLC	444,700	[2]	21,234,425
Varian Medical Systems, Inc.*	206,700		11,808,771
Total Health Care			131,720,001
Industrials - 18.4%
Ametek, Inc.	177,100		7,220,367
Bucyrus International, Inc.	148,500		6,634,980
CH Robinson Worldwide, Inc.	198,200	[2]	10,100,272
Copart, Inc.*	258,800	[2]	9,834,400
Dun & Bradstreet Corp., The	132,100		12,464,956
Expeditors International of Washington, Inc.	225,200	[2]	7,845,968
Fastenal Co.	174,200	[2]	8,603,738
Harsco Corp.	210,300		7,821,057
Ingersoll-Rand Co., Class A	189,100		5,894,247
Iron Mountain, Inc.*	236,800	[2]	5,780,288
ITT Industries, Inc.	117,400		6,528,614
L-3 Communications Holdings, Inc.	117,100		11,513,272
PACCAR, Inc.	211,500	[2]	8,077,185
Rockwell Collins, Inc.	144,100	[2]	6,929,769
URS Corp.*	210,000		7,700,700
UTI Worldwide, Inc.	504,500		8,586,590
Total Industrials			131,536,403

TimesSquare Mid Cap Growth Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology - 19.8%
Alliance Data Systems Corp.*	239,400	[2]	$15,173,172
Amdocs, Ltd.*	913,600	[2]	25,014,368
Analog Devices, Inc.	217,100		5,720,585
ASML Holding, N.V.	309,100	[2]	5,443,251
Broadcom Corp., Class A*	220,900		4,115,367
CA, Inc.	541,900		10,816,324
DST Systems, Inc.*	173,100	[2]	9,691,869
Global Payments, Inc.	266,400		11,950,704
Intersil Corp., Class A	376,700		6,245,686
Maxim Integrated Products, Inc.	408,000		7,384,800
Microchip Technology, Inc.	270,300	[2]	7,954,929
NeuStar, Inc., Class A*	666,500	[2]	13,256,685
SAIC, Inc.*	198,000		4,005,540
Total System Services, Inc.	303,200		4,972,480
VeriSign, Inc.*	356,500	[2]	9,297,520
Total Information Technology			141,043,280
Materials - 3.9%
Ecolab, Inc.	258,000		12,518,160
Martin Marietta Materials, Inc.	53,500	[2]	5,990,930
Pactiv Corp.*	373,100	[2]	9,264,073
Total Materials			27,773,163
Telecommunication Services - 5.0%
American Tower Corp., Class A*	720,700		25,923,579
SBA Communications Corp.*	382,500	[2]	9,895,275
Total Telecommunication Services			35,818,854
Total Common Stocks (cost $789,988,420)			698,116,333
Other Investment Companies - 20.3%[1]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20%[3]	131,878,974		131,878,974
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [3,4]	1,665,632		208,204
Dreyfus Government Cash Management Fund, Institutional Class Shares,1.73%	12,350,174		12,350,174
Total Other Investment Companies (cost $145,894,780)			144,437,352
Total Investments - 118.3% (cost $935,883,200)			842,553,685
Other Assets, less Liabilities - (18.3)%			(130,341,960)
Net Assets - 100%			$712,211,725

Note: Based on the cost of investments of $937,957,496 for Federal income tax purposes at September 30, 2008, the aggregate gross unrealized appreciation and depreciation were $17,298,564 and $112,702,375, respectively, resulting in net unrealized depreciation of investments of $95,403,811.

*	Non-income-producing security.
[1]

Yield shown for each of the investment companies listed represents the September 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $136,406,428, or 19.2% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

In September 2008, The Bank of New York Mellon established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman floating rate notes. The Fund’s position in Series B is being marked to market daily.

TimesSquare Small Cap Growth Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 92.8%
Consumer Discretionary - 9.0%
American Public Education, Inc.*	133,100		$6,426,068
Arbitron, Inc.	74,400	[2]	3,324,936
Capella Education Co.*	177,700		7,616,222
Corinthian Colleges, Inc.*	455,000	[2]	6,825,000
Dolan Media Co.*	200,000	[2]	2,018,000
FGX International Holdings, Ltd.*	210,000		2,324,700
Gaylord Entertainment Co., Class A*	190,000		5,580,300
Hibbett Sports, Inc.*	80,000		1,601,600
Iconix Brand Group, Inc.*	220,000		2,877,600
Monro Muffler Brake, Inc.	185,000		4,266,100
Orient-Express Hotels, Ltd.	90,000		2,171,700
Pool Corp.	130,037		3,033,763
RC2 Corp.*	34,800		696,000
RRSat Global Communications Network, Ltd.	238,200		2,987,028
Total Consumer Discretionary			51,749,017
Consumer Staples - 3.6%
Chattem, Inc.*	79,100	[2]	6,184,038
Green Mountain Coffee Roasters, Inc.*	105,000	[2]	4,130,700
Herbalife, Ltd.	125,000		4,940,000
Smart Balance, Inc.*	294,000		1,928,640
United Natural Foods, Inc.*	146,900		3,671,031
Total Consumer Staples			20,854,409
Energy - 9.0%
Approach Resources, Inc.*	201,000	[2]	2,906,460
Arena Resources, Inc.*	245,000		9,518,250
Bolt Technology Corp.*	24,000		347,280
Cal Dive International, Inc.*	355,800		3,771,480
Concho Resources, Inc.	208,800	[2]	5,764,968
Concho Resources, Inc.*	76,216		2,104,324
Exterran Holdings, Inc.*	110,700	[2]	3,537,972
Hercules Offshore, Inc.*	193,036		2,926,426
Matador Resources Co.[4,5,6]	125,000		3,750,000
NATCO Group, Inc.*	188,000		7,553,840
Quicksilver Resources, Inc.*	110,000		2,159,300
Rex Energy Corp.*	140,500	[2]	2,214,280
T-3 Energy Services, Inc.*	140,700		5,222,784
Total Energy			51,777,364
Financials - 10.9%
Amerisafe, Inc.*	156,600	[2]	2,850,120
Argo Group International Holdings, Ltd.*	195,066		7,188,182
Assured Guaranty, Ltd.	290,000	[2]	4,715,400
Cohen & Steers, Inc.	125,000	[2]	3,541,250
Evercore Partners, Inc., Class A	155,000		2,786,900
Heritage Bank* [6]	300,000		3,000,000
HFF, Inc., Class A*	600,000		2,400,000
Jefferies Group, Inc.	125,600		2,813,440
National Financial Partners Corp.	288,700	[2]	4,330,500
optionsXpress, Inc.	335,000		6,505,700
Portfolio Recovery Associates, Inc.*	156,000		7,586,280
Resource America, Inc.	170,000		1,615,000
Safety Insurance Group, Inc.	104,900	[2]	3,978,857
Webster Financial Corp.	170,900	[2]	4,315,225
Wintrust Financial Corp.	180,000	[2]	5,283,000
Total Financials			62,909,854

TimesSquare Small Cap Growth Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Health Care - 12.4%
Align Technology, Inc.*	333,600	[2]	$3,612,888
American Dental Partners, Inc.*	212,000		2,480,400
AtriCure, Inc.*	210,000		2,104,200
BioMarin Pharmaceutical, Inc.*	200,000		5,298,000
Bio-Rad Laboratories, Inc.*	115,000	[2]	11,398,800
Emergency Medical Services Corp., Class A*	92,500	[2]	2,763,900
Haemonetics Corp.*	185,000		11,418,200
K-V Pharmaceutical Co., Class A*	137,100	[2]	3,113,541
Magellan Health Services, Inc.*	180,000		7,390,800
MedAssets, Inc.*	295,700		5,086,040
Mentor Corp.	210,000	[2]	5,010,600
Stereotaxis, Inc.*	40,866		247,239
Volcano Corp.*	300,000		5,187,000
WellCare Health Plans, Inc.*	85,000		3,060,000
WuXi PharmaTech Cayman, Inc.*	247,000	[2]	3,248,050
Total Health Care			71,419,658
Industrials - 19.4%
Advisory Board Co., The*	130,000		3,920,800
Aecom Technology Corp.*	220,000	[2]	5,376,800
American Reprographics Co.*	205,986		3,553,258
Clean Harbors, Inc.*	88,000	[2]	5,944,400
Corporate Executive Board Co.	133,500		4,171,875
CoStar Group, Inc.*	130,000		5,900,700
Duff & Phelps Corp., Class A*	95,000		1,997,850
Energy Recovery, Inc.*	250,000	[2]	2,397,500
Hub Group, Inc.*	169,000	[2]	6,362,850
Huron Consulting Group, Inc.*	95,000		5,413,100
Interline Brands, Inc.*	325,000		5,268,250
Middleby Corp., The*	102,500	[2]	5,566,775
Mobile Mini, Inc.*	308,700		5,967,172
On Assignment, Inc.*	560,000		4,412,800
Orbital Sciences Corp.*	235,000		5,632,950
RBC Bearings, Inc.*	145,000		4,885,050
Regal-Beloit Corp.	120,000	[2]	5,102,400
Resources Connection, Inc.	330,040		7,435,801
Stanley, Inc.*	225,000		8,304,750
Stericycle, Inc.*	49,100		2,892,481
Transdigm Group, Inc.*	175,000	[2]	5,990,250
UTI Worldwide, Inc.	310,000		5,276,200
Total Industrials			111,774,012
Information Technology - 26.2%
Alvarion, Ltd.*	430,000		2,498,300
Blackboard, Inc.*	150,000		6,043,500
Cognex Corp.	272,500		5,493,600
Commvault Systems, Inc.*	220,000		2,651,000
Constant Contact, Inc.*	194,119		3,313,612
CyberSource Corp.*	209,575		3,376,253
DealerTrack Holdings, Inc.*	392,000		6,601,280
Global Payments, Inc.	350,000	[2]	15,701,000
Hittite Microwave Corp.*	140,000	[2]	4,704,000
Informatica Corp.*	345,000	[2]	4,481,550
J2 Global Communications, Inc.*	325,000		7,588,750
Jack Henry & Associates, Inc.	360,000	[2]	7,318,800
Monolithic Power Systems, Inc.*	274,200		4,762,854
Monotype Imaging Holdings, Inc.*	202,000	[2]	2,248,260

TimesSquare Small Cap Growth Fund

September 30, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology - 26.2% (continued)
Netezza Corp.*	230,000		$2,440,300
NeuStar, Inc., Class A*	280,000	[2]	5,569,200
Power Integrations, Inc.*	159,000		3,831,900
SI International, Inc.*	250,000		7,512,500
SkillSoft PLC*	876,400		9,167,144
Solera Holdings, Inc.*	530,620	[2]	15,239,406
Synaptics, Inc.*	144,400		4,363,768
Ultimate Software Group, Inc., The*	205,000		5,535,000
Varian Semiconductor Equipment Associates, Inc.*	135,900	[2]	3,413,808
VeriFone Holdings, Inc.*	109,900	[2]	1,817,746
ViaSat, Inc.*	270,000		6,366,600
Wright Express Corp.*	285,050		8,508,742
Total Information Technology			150,548,873
Telecommunication Services - 1.9%
General Communication, Inc., Class A*	400,000		3,704,000
NTELOS Holdings Corp.	275,000		7,394,750
Total Telecommunication Services			11,098,750
Utilities - 0.4%
ITC Holdings Corp.	45,000		2,329,650
Total Common Stocks (cost $564,783,898)			534,461,587
Other Investment Companies - 17.2%[1]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20%[3]	88,127,722		88,127,722
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [3,7]	1,179,050		147,381
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	10,955,497		10,955,497
Total Other Investment Companies (cost $100,262,269)			99,230,600
Total Investments - 110.0% (cost $665,046,167)			633,692,187
Other Assets, less Liabilities - (10.0)%			(57,783,392)
Net Assets - 100%			$575,908,795

Note: Based on the cost of investments of $666,224,043 for Federal income tax purposes at September 30, 2008, the aggregate gross unrealized appreciation and depreciation were $41,172,853 and $73,704,709, respectively, resulting in net unrealized depreciation of investments of $32,531,856.

*	Non-income-producing security.
[1]

Yield shown for each of the investment companies listed represents the September 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $89,196,375, or 15.5% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933.This security was acquired on 4/21/06 at a cost of $3,375,000 and comprises 0.59% of the net assets of the Fund.

[5]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The value shown is a Fair Value price determined under procedures approved by the Fund’s Board of Trustees.

[6]

This security has been designated a Level 3 security for valuation purposes. Per the Statement of Financial Accounting Standards No.157, Fair Value Measurements, this security is valued using unobservable inputs and reflects management’s understanding as to the belief a market participant would use in pricing the asset.

[7]

In September 2008, The Bank of New York Mellon established a separate sleeve of the Bank of New York Institutional Cash Reserves Fund (Series B) to hold certain Lehman floating rate notes. The Fund’s position in Series B is being marked to market daily.

Managers AMG Skyline Special Equities Portfolio

September 30, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 96.3%
Consumer Discretionary - 16.6%
Aaron Rents, Inc.	185,300		$5,016,071
ArvinMeritor, Inc.	334,283		4,359,050
ATC Technology Corp.*	125,600		2,981,744
Big 5 Sporting Goods Corp.	387,022		3,994,067
Dana Holding Corp.*	330,300		1,598,652
Dress Barn, Inc., The*	308,400	[2]	4,715,436
Drew Industries, Inc.*	105,600		1,806,816
Jo-Ann Stores, Inc.*	227,394		4,770,726
Jos. A. Bank Clothiers, Inc.*	244,753		8,223,701
MarineMax, Inc.*	272,400		1,969,452
McCormick & Schmick’s Seafood Restaurants, Inc.*	347,600		3,385,624
Sonic Corp.*	203,800		2,969,366
Total Consumer Discretionary			45,790,705
Consumer Staples - 0.9%
B&G Foods, Inc.	375,500		2,684,825
Energy - 1.6%
Bristow Group, Inc.*	58,200		1,969,488
Key Energy Services, Inc.*	200,534		2,326,194
Total Energy			4,295,682
Financials - 20.5%
Aspen Insurance Holdings, Ltd.	170,273		4,682,508
Cowen Group, Inc.*	306,133		2,617,437
Delphi Financial Group, Inc., Class A	221,029		6,197,653
Financial Federal Corp.	186,000		4,263,120
Hanover Insurance Group, Inc.	186,000		8,466,720
iStar Financial, Inc.	321,573	[2]	836,090
Penson Worldwide, Inc.*	253,200		3,511,884
Prosperity Bancshares, Inc.	165,550		5,627,044
RAM Holdings, Ltd.*	453,914		762,576
Reinsurance Group of America, Inc., Class A	188,247	[2]	10,165,338
SeaBright Insurance Holdings, Inc.*	389,716		5,066,308
TradeStation Group, Inc.*	417,500		3,903,625
United PanAm Financial Corp.*	162,519		598,070
Total Financials			56,698,373
Health Care - 6.8%
Alliance Imaging, Inc.*	572,800		5,882,656
Chemed Corp.	109,400	[2]	4,491,964
Five Star Quality Care, Inc.*	596,921		2,238,454
inVentiv Health, Inc.*	343,100		6,059,146
Total Health Care			18,672,220
Industrials - 24.1%
Acco Brands Corp.*	449,700		3,390,738
Altra Holdings, Inc.*	137,600		2,030,976
Brady Corp.	149,300		5,267,304
CAI International, Inc.*	265,700		2,938,642
Carlisle Cos., Inc.	155,552		4,661,893
CBIZ, Inc.*	880,400		7,439,380
Consolidated Graphics, Inc.*	113,970		3,456,710
Con-way, Inc.	77,400		3,414,114
Crane Co.	107,133		3,182,921
Heidrick & Struggles International, Inc.	179,565		5,413,886
Herman Miller, Inc.	196,800	[2]	4,815,696
Middleby Corp., The*	52,500	[2]	2,851,275
NCI Building Systems, Inc.*	116,231		3,690,334
SkyWest, Inc.	129,762		2,073,597
Spherion Corp.*	767,500		3,737,725
Toro Co., The	131,838	[2]	5,444,909
Triumph Group, Inc.	62,700		2,866,017
Total Industrials			66,676,117
Information Technology - 20.2%
ADC Telecommunications, Inc.*	270,700		2,287,415
Arris Group, Inc.*	413,024		3,192,676
Benchmark Electronics, Inc.*	275,789		3,883,109
Brocade Communications Systems, Inc.*	575,123		3,347,216
Electronics for Imaging, Inc.*	193,532		2,695,901
Euronet Worldwide, Inc.*	152,400	[2]	2,549,652
Fairchild Semiconductor International, Inc.*	273,931		2,435,247
Harris Stratex Networks, Inc.*	184,451		1,440,562
Mattson Technology, Inc.*	162,100		766,733
ON Semiconductor Corp.*	635,825	[2]	4,298,177
Perot Systems Corp.*	349,923	[2]	6,071,164
Polycom, Inc.*	162,732		3,763,991
Powerwave Technologies, Inc.*	322,100	[2]	1,275,516

Managers AMG Skyline Special Equities Portfolio

September 30, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology - 20.2% (continued)
Rudolph Technologies, Inc.*	201,200		$1,686,056
Smart Modular Technology (WWH) , Inc.*	33,851		101,553
Super Micro Computer, Inc.*	342,300		3,084,123
SYNNEX Corp.*	166,554	[2]	3,720,816
TNS, Inc.*	214,600		4,156,802
TTM Technologies, Inc.*	369,000		3,660,480
Virtusa Corp.*	228,201		1,485,589
Total Information Technology			55,902,778
Materials - 1.6%
Cytec Industries, Inc.	113,565		4,418,814
Telecommunication Services - 4.0%
Cincinnati Bell, Inc.*	1,641,934		5,073,576
Syniverse Holdings, Inc.*	366,500		6,087,565
Total Telecommunication Services			11,161,141
Total Common Stocks (cost $316,592,044)			266,300,655
Other Investment Companies - 9.0%[1]
Bank of New York Institutional Cash Reserves Fund, Series A, 2.20% [3]	18,765,542		18,765,542
Bank of New York Institutional Cash Reserves Fund, Series B, 0.00%* [3,4]	426,826		53,353
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.73%	5,991,943		5,991,943
Total Other Investment Companies (cost $25,184,311)			24,810,838
Total Investments - 105.3% (cost $341,776,355)			291,111,493
Other Assets, less Liabilities - (5.3)%			(14,694,241)
Net Assets - 100%			$276,417,252

Note: Based on the cost of investments of $342,675,876 for Federal income tax purposes at September 30, 2008, the aggregate gross unrealized appreciation and depreciation were $23,265,409 and $74,829,792, respectively, resulting in net unrealized depreciation of investments of $51,564,383.

*	Non-income-producing security.
[1]

Yield shown for each of the investment companies listed represents the September 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $20,372,767, or 7.37% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

In September 2008, The Bank of New York Mellon established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman floating rate notes. The Fund’s position in Series B is being marked to market daily.

Notes to Schedules of Portfolio Investments (unaudited)

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 –significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

	Investments in Securities	Other Financial Instruments*
TimesSquare Mid Cap Growth Fund
Level 1 - Quoted Prices	$842,345,481	—
Level 2 - Other Significant Observable Inputs	208,204	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$842,553,685	—

TimesSquare Small Cap Growth Fund
Level 1 - Quoted Prices	$626,942,806	—
Level 2 - Other Significant Observable Inputs	147,381	—
Level 3 - Significant Unobservable Inputs	6,750,000	—
Total	$633,692,187	—

Skyline Special Equities Portfolio
Level 1 - Quoted Prices	$291,058,140	—
Level 2 - Other Significant Observable Inputs	53,353	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$291,111,493	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

TimesSquare Mid Cap Growth Fund	Investments in Securities	Other Financial Instruments
Balance as of December 31, 2007	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of September 30, 2008	$0	$0

TimesSquare Small Cap Growth Fund	Investments in Securities	Other Financial Instruments
Balance as of December 31, 2007	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net Transfers in and/or out of Level 3	6,750,000	—
Balance as of September 30, 2008	$6,750,000	$0
Net change in unrealized appreciation/depreciation from Investments still held as of September 30, 2008	$0	$0

Skyline Special Equities Portfolio	Investments in Securities	Other Financial Instruments
Balance as of December 31, 2007	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of September 30, 2008	$0	$0

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	November 26, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	November 26, 2008